Stated capital - Financial effect of share repurchase transaction (Details) - ZAR (R) R in Thousands			1 Months Ended	10 Months Ended	12 Months Ended
	Aug. 29, 2016	Apr. 29, 2016	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Stated Capital [Abstract]
Aggregate repurchase consideration	R 473,955	R 474,000
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 25)	(3,222)				R 18,666	R 473,682	R 123,760
Transaction costs capitalized	2,949
Total share repurchase costs	R 473,682		R 18,666	R 18,666